Prospectus
March  2001
Manor Investment Funds, Inc.
15 Chester Commons, Malvern, PA  19355
610-722-0900         800-787-3334



 Manor Investment Funds, Inc. (the "Fund"), an open-end management investment company, was incorporated in Pennsylvania on September 13, 1995. The Fund's registered office is 15 Chester Commons, Malvern, PA 19355.
The company currently issues shares in three series, which we call "Funds". Each series has distinct investment objectives and policies, and a shareholder's interest is limited to the series in which he or she owns shares.
The series are the Manor Fund, Growth Fund, and Bond Fund.
Each is a "no-load" fund, and there are no sales or 12b-1 charges.

Manor Fund     For Conservative Growth & Income
Growth Fund    For long-term Growth
Bond Fund       For Intermediate-term Fixed Income

The funds are designed for long-term investors, including those who wish to use shares of one or more series as a funding vehicle for tax-deferred plans, including tax-qualified retirement plans and Individual Retirement Account (IRA) plans.

Fund Share Purchase
Shares of the Funds may only be purchased from the Fund at net asset value as next determined after receipt of order.
The minimum initial purchase is $1,000 and the minimum subsequent purchase is $100.


These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has it passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Manor Investment Funds, Inc.

Table of Contents
INVESTMENTS, RISKS, AND PERFORMANCE


Investment Objectives

The Manor Fund seeks long-term capital appreciation and a moderate level of income.
The Growth Fund seeks long-term capital appreciation.
The Bond Fund seeks to provide current income.


Principal Investment Strategies


The Manor Fund invests primarily in the common stock of large corporations with an average market capitalization of approximately $50 billion, or more. The Manor Fund generally invests in companies with growing earnings and dividends, a high level of free cash flow available to finance growth or repurchase outstanding shares, and a strong financial structure to support future growth. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets. The Manor Fund generally holds individual investments for three to five years.

The Growth Fund invests primarily in the common stock of large to mid-sized corporations with an average market capitalization of approximately $2 billion, or more. The
Growth Fund generally invests in companies that have strong growth in earnings or revenues, the potential to maintain above average growth, and a reasonable valuation relative to the growth potential. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations.
The portfolio manager invests in companies that he believes have the opportunity to more than double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets. The Growth Fund generally holds individual investments for three to five years.


The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or GNMA's, FNMA's and FHLB's. The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment.


Principal Risks

An investor could lose money through their investment in the funds. The Funds are intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Manor Fund include:
* the possibility of a general decline in the stock market,
* the possibility that a shift in economic conditions will adversely impact large corporations, * or that the Fund manager will be unsuccessful in identifying attractive investments.

Risks in the Growth Fund include:
* the possibility of a general decline in the stock market,
* the possibility that a shift in economic conditions will adversely impact companies with high growth rates,
* or that the Fund manager will be unsuccessful in identifying attractive investments.

Risks in the Bond Fund include:
* the possibility that a rise in interest rates or inflation expectations will result in a decline in the value of portfolio investments,
* or that the portfolio manager will be unsuccessful in structuring the portfolio to take advantage of shifts in the interest rate markets.

In addition to the risks outlined above each Fund carries the risk that, Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.



Performance Information

The bar charts and tables below provide an indication of the risk of investing in the Fund. The Bar chart shows the performance for each Fund since inception. The table shows how average annual returns for each Fund compared to a broad-based securities index and an average of other Funds in a peer group. Keep in mind that past performance does not indicate how the Fund will perform in the future. The calculation assumes reinvestment of all dividends and distributions and reflects the effect of all recurring fees but ignores individual income tax consequences to stockholders.



Performance Information for  the Manor Fund

During the period shown in the bar chart above the lowest return for a calendar quarter for the Manor Fund was -15.5%
during the 3rd Quarter 1998, the highest return was 16.7% during the 4th Quarter 1998.



Average Annual Total Returns for the Years Ended
December 31, 2000

                                                                 Since Inception
                               3 Months        Year to Date       9/26/95
Manor Fund	                     -7.46 %           -7.73 %          9.67 %
Lipper Large Cap Core Index       -8.75 %          -7.39 %	       12.77 %
S&P 500 Index	                -7.82 %         -9.10 %	       18.38 %

The primary index for comparison is the Lipper Large Cap
Core Index.  This index, compiled by Lipper Analytical,
Inc., is comprised of other mutual funds managed
 using similar investment objectives as the Manor Fund.
The S&P 500 is a broad market index of large capitalization stocks.





Performance Information for the Growth Fund

During the period shown in the bar chart above, the lowest return for a calendar quarter for the Growth Fund was -18.60% for the 4th Quarter of 2000, the highest return was 21.2% during the 4th Quarter of 1999.


Average Annual Total Returns for the Period Ended
December 31, 2000
                                                             Since Inception
                                  3 Months      Year to Date	  6/30/99
Growth Fund	                      -18.60 %	  -18.60 %	       -3.09 %
Lipper  Multi-Cap
Growth Index	                -18.78 %	  -12.05 %	       -0.07 %
S&P 500 Index	                 -7.82 %	  -9.10 %	       -1.39 %

The primary index for comparison is the Lipper Multi Cap Growth
Index. This index, compiled by Lipper Analytical, Inc., is comprised of other mutual funds managed using similar investment objectives as the Growth Fund. The
S&P 500 Index is a broad market index of large capitalization stocks.






Performance Information  for the Bond Fund

During the period shown in the bar chart above, the lowest return for a calendar quarter was -0.17% for the 4th Quarter of 1999, the highest return was 5.52% during the 4th Quarter of 2000.


Average Annual Total Returns for the Years Ended
December 31, 2000
                                                            Since Inception
                            3 Months       Year to Date	      6/30/99
Bond Fund	                 5.52 %          9.03 %	       6.10 %
Lipper US Government         7.55 %         11.89 %	       8.10 %
Lehman Intermediate Govt.    6.43 %         10.20 %	       7.42 %


The primary index for comparison is the Lipper US Government Index. This index, compiled by Lipper Analytical, Inc., is comprised of other mutual funds managed using similar investment objectives as the Bond Fund. The Lehman Intermediate Government Index is an index of US Government
 Notes with a maximum maturity of 10 years.



FEE TABLE

The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund.
The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ending December 31, 2000.

Example
                                                  Manor   Growth   Bond
                                                  Fund    Fund     Fund
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
Management fees	                      		  1.0%	1.0%	  0.5%
All other expenses	                          0.5%	0.5%	0.5%
Total operating expenses *	                    1.5%	1.5%	1.0%



This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund			1 Year	3 Years	5 Years	10 Years
Manor Fund         $ 156	$ 488	      $ 843	     $ 1,628
Growth Fund		 $ 156	$ 488		  NA	        NA
Bond Fund		 $ 105	$ 327		  NA		  NA

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

The Growth Fund and the Bond Fund are new funds. It is expected that the Growth Fund will not incur operating expenses greater than 1.5% during its first year of operation.
It is expected that the Bond Fund will not incur operating expenses greater than 1.0% during its first year of operation.

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES &
RELATED RISKS


Investment Objectives
The Manor Fund seeks long-term capital appreciation and a moderate level of income.
The Growth Fund seeks long-term capital appreciation.
The Bond Fund seeks to provide current income.


Principal Investment Strategies

The Manor Fund invests primarily in the common stock of large corporations with an average market capitalization of approximately $50 billion, or more. The fund may also invest in the preferred stock or the corporate fixed income securities of these companies that are convertible into common stock. The primary consideration in the selection of stock investments for the Manor Fund is the current price of the shares relative to the earnings and potential growth of earnings for each company. The Manor Fund generally invests in companies with growing earnings and dividends, a high level of free cash flow available to finance growth or repurchase outstanding shares, and a strong financial structure to support future growth. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets.

Under normal market conditions, the Manor Fund should be fully invested. To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

The Manor Fund generally holds individual investments for three to five years. The Fund will not borrow or invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations. The Fund may also invest in exchange traded securities that track the value of an underlying basket of securities such as the S&P 500 Index or the S&P Mid-Cap Index.



In seeking to achieve its investment objective, the Manor Fund ordinarily invests on a long-term basis. Occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change. The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%.
There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.


The Growth Fund invests primarily in the common stock of large to mid-sized corporations with an average market capitalization of approximately $2 billion, or more. The Growth Fund generally invests in companies that have strong growth in earnings or revenues, the potential to maintain above average growth, and a reasonable valuation relative to the growth potential. The Growth Fund gnerally invests in companies with a high level of free cash flow available to finance growth or repurchase outstanding shares, and products or services that provide a comparative advantage over competitors. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations.
The portfolio manager invests in companies that he believes have the opportunity to more than double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets.

Under normal market conditions, the Growth Fund should be fully invested. To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

The Growth Fund generally holds individual investments for three to five years. The Fund will not borrow or invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations. The Fund may also invest in exchange traded securities that track the value of an underlying basket of securities such as the S&P 500 Index or the S&P Mid-Cap Index.


In seeking to achieve its investment objective, the Growth Fund ordinarily invests on a long-term basis. Occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.
The Fund does not propose to purchase
securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or GNMA's, FNMA's and FHLB's. The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment. The Bond Fund generally maintains an overall credit rating of A or better for portfolio securities, as measured by Moodys or S&P. The Fund may also invest in short term securities issued at a discount to face value such as U.S. Treasury bills. Zero coupon securities with maturities greater than one year will not generally comprise more than 10% of the portfolio.

The Bond Fund will generally hold investments to maturity;
however, positions may be liquidated to shift the interest rate sensitivity of the portfolio in response to changing market and economic conditions. The portfolio manager will actively manage the average maturity of the portfolio by reducing the maturity of portfolio securities in anticipation of rising interest rate environments and extending the maturity of portfolio securities in anticipation of falling interest rate environments. The Fund may also invest up to 35% of the portfolio in corporate debt instruments if these investments provide attractive return potential.



Related Risks

In addition to the risks associated with the investment strategy for any particular fund an investor is subject to risk from general market fluctuations, interest rate shifts, credit risk, and the effect of inflation.

Market Risk
In the event of a general market decline the value of the funds could decline even if the manager has moved to a defensive position. The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the stock market generally.

Interest Rate Risk
If interest rates increase the value of portfolio investments could decline as the market adjusts to the reduced demand for stock and long term bond investments. The potential for fluctuations in bond prices is primarily due to changes in interest rates. Bonds with longer maturities have greater interest rate risk than bonds of shorter maturities.

Credit Risk
Credit risk could impact the value of specific stock or bond investments, or an entire industry sector, if investors become concerned abut the ability of creditors to continue debt service on an ongoing basis. Credit risk is the chance that the issuer of a bond will default on its promise to pay interest and or principal at maturity.
Credit ratings are an attempt to assess this risk.
Generally, the lower a bond's credit rating the
 higher the interest the bond must pay to attract investors and compensate them for taking additional risk.

Inflation Risk
Inflation is the impact of rising prices over time, it has the effect of reducing the future value of financial assets due to decreased purchasing power.
For an investor to be better off their portfolio must increase in value faster than the rate of inflation.
Inflation, and investor's expectation of future inflation, also effects the current value of portfolio investments. If investors expect inflation to rise in the future they will demand a higher return to compensate for the increase. This will force the price of fixed income securities lower, raising yields.
The increase in yields will increase the financing costs for companies, thereby reducing earnings. The reduction in earnings could then lead to lower stock prices.






MANAGEMENT, ORGANIZATION & CAPITAL STRUCTURE

Management
Shareholders meet annually to elect all members of the Board of Directors, select an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors supervise the operation of the Fund in accordance with its stated objectives, policies, and investment restrictions. The Board appoints the officers to run the Fund and selects an Investment Adviser to provide investment advice. It meets four times a year to review Fund progress and status. In addition, a non-interested Director performs an independent audit whenever requested by the Board.

Investment Adviser
Morris Capital Advisors, Inc., 15 Chester Commons,
Malvern, PA is a Pennsylvania corporation that acts as sole
Investment Adviser to the Fund. Mr. Daniel A. Morris owns all outstanding shares of Morris Capital Advisors, Inc.
He is the director and officer of the Investment Adviser and is also president of the Fund.

Daniel A. Morris is responsible for security analysis and portfolio management decisions on a day-to-day basis.
Mr. Morris has been a shareholder, executive officer and portfolio manager for investment advisors to mutual funds and other investors since 1981.

On September 18, 1995 the shareholders of the Fund approved a management and advisory contract with Morris Capital Advisors, Inc., to act as Investment
Adviser of the Fund, which was unanimously approved by the Board of Directors. This agreement will continue on a year to year basis provided that approval is voted at least annually by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940.

Under the agreement, the Investment Adviser will direct
the purchase or sale of investment securities in accordance
with the stated objectives of the Fund, under the review of
the Directors of the Fund.    The Agreement may be terminated
at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days' written notice to the Investment Adviser. In the event of its assignment,
 the Agreement will terminate automatically.    For these
services the Fund has agreed to pay to Morris Capital Advisors, Incorporated a fee of 1% per year on the net assets of the Funds (0.5% for the Bond Fund). This rate of the advisory fee is generally higher than that paid by most mutual funds. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Investment Adviser will forego all or a portion of its fees in order to hold the total expenses of the Funds to no more than 1.5% of averaged assets (1.0% for the Bond Fund).

Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and advisory services to the Fund; and to make specific recommendations based on the Fund's investment requirements. Fees of the custodian, registrar, and transfer agents shall be paid by the Fund. The Fund pays all other expenses, including fees and expenses of directors not affiliated with the Adviser, if any; legal and accounting fees; interest, taxes, and brokerage commissions, record keeping and the expense of operating its offices. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of rescinded purchases.


Capital Structure
The authorized capitalization of the Funds is 10,000,000 shares of common stock of $.001 par value per share.
Each Fund share has equal dividend, distribution and liquidation rights of that Fund.


Voting Rights
Each holder of common stock has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all the directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director.  Issues specific to a particular
Fund are voted only by shareholders of that Fund.




SHAREHOLDER INFORMATION

Pricing of Shares
The net asset value of the Fund's shares are determined as of the close of trading (presently 4:00 p.m.)
on the New York Stock Exchange on each business day the Exchange is open. The Exchange is closed on most national holidays. The net asset value is not calculated if the New York Stock Exchange is closed for trading. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market. Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value.
Other assets are valued at fair value as determined in good faith by the Board of Directors.

Purchasing Shares
The offering price of shares is the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of the management such termination or rejection is in the best interests of the Fund. The Fund will maintain an account for each shareholder.

Initial purchase of shares of the Fund must be made by application to the Fund. To purchase shares mail a check payable to Manor Investment Funds, Inc., complete the application form included in this prospectus, and mail to Manor Investment Funds, 15 Chester Commons, Malvern, PA 19355.
For additional information contact the Fund at 610-722-0900. Subsequent purchases may be made by mail or in person. The minimum is $100, but less may be accepted under special circumstances. Shareholders may also authorize the fund to automatically debit their bank account to purchase shares by completing the necessary information on their account application. Shareholders may also purchase shares of any Fund by directing a transfer from another Fund by telephone. Shares can also be purchased by automatic payrolldeduction, or by automatic deduction from an account that you specify.

Dividends and Distributions
The Fund will automatically retain and reinvest dividends and capital gain distributions and purchase additional shares for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the fund to pay dividend and/or capital gains distributions, if any, to such shareholder in cash. Redemptions
The Fund will redeem all or any portion of the total amount of the shares of any shareholder upon written request for redemption signed by the shareholder. Proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange may be required unless management knows the shareholder.

Shares are redeemed at the net asset value per share next determined after notice is received by the Fund. The proceeds received by the shareholder may be more or less than the cost of such shares, depending upon the net asset value per share at the time of redemption;
the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made by check within seven days after tender. The Fund may suspend the right of redemption or postpone the date of payment if:
The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable.

To redeem shares send your written request to Manor Investment
Funds, 15 Chester Commons, Malvern, PA
19355. For additional information contact the Fund at 610-722-0900.

Taxes
The Fund will endeavor to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code
(the "Code").

Distribution of any net long-term capital gains realized by the fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.
The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on the application form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

Reports to Shareholders
The Fund sends shareholders quarterly reports showing the value of their account and the performance of the Fund. Shareholders also receive annual reports containing certified financial statements and other periodic reports, at least semiannually, containing unaudited financial statements.

Retirement Accounts
The Fund maintains Individual Retirement Accounts that allow you to invest in a Regular IRA, Roth IRA or SIMPLE IRA on a tax deferred basis. You may also "roll over" or transfer a lump sum distribution from a qualified pension or profit-sharing plan to your IRA, thereby postponing federal income tax on the distribution.
 If your employer has a Simplified Employee Pension Plan (SEP), you may establish a Regular IRA with the Fund to which your employer may contribute, subject to special rules designed to avoid discrimination.

There is no charge to open and maintain an IRA account with Manor
Investment Funds. The Board of Directors may change this policy if they deem it to be in the best interests of all shareholders.
All IRA's may be revoked within 7 days of their establishment with no penalty. A Disclosure Statement describing the general provisions of the retirement account is provided for all prospective account holders, as required by U.S. Treasury Regulations.

DISTRIBUTION

The Fund acts as transfer agent for its own shares.
First National Bank of Chester County acts as trustee for the Fund.


FINANCIAL HIGHLIGHTS INFORMATION

The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance since inception. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by Claude B. Granese, CPA, whose report, along with the Fund's financial statements, are included in the Statement of Additional
Information and the Annual Report, which is available upon request.

Manor Fund
                                                   Year Ending
Manor Fund	                           2000       1999	1998	 1997	  1996
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning	       $17.08     $15.46    $13.77  $11.13  $9.97
Net Investment Income (loss)	       (0.06)       0.07	0.03	  0.06   0.07
Net Realized & Unrealized Gain(loss) (1.26)       1.62	1.85    2.90  1.16
   Total  from Operations	       (1.32)       1.69	1.88	  2.96  1.23

Dividend from:
Net investment income	            - 0 -	      (0.07)   (0.03)	(0.06) (0.07)
Net realized gains	            - 0 -	      - 0 -	    0.16	(0.26)  - 0 -
	                              - 0 -	       0.07	    0.19    (0.32) (0.07)

Net Asset Value, ending	            $15.76     $17.08   $15.46   $13.77  $11.13

Total Investment Return	            -7.73 %     10.95 % 13.65 %  25.52 % 11.98 %

RATIOS / SUPPLEMENTAL DATA:
Net assets, end of year (000's)  $2,569       $2,956    $2,659  $1,499    $395
Ratio of expenses to average net
assets	                      1.50 %        1.50%   1.50 %   1.42 %    1.50 %
Ratio of Net Investment Income to
 Average Assets	               -0.32 %        0.44%    0.22 %  0.50 %    0.67 %
Portfolio Turnover rate		17.0  %       19.0 %   23.0  %  27.0 %    15.0 %


Growth Fund
						Year Ending
							6/30/99 to 			2000
Growth Fund	                              12/31/99
PER SHARE OPERATING PERFORMANCE:
 Net Asset Value, beginning	            $  11.72	          $  10.00
Net Investment Income (loss)	               (0.05)	              -
Net Realized & Unrealized Gain(loss)	   (2.13)	              1.72
   Total  from Operations	               (2.18)	              1.72

Dividends from:
Net investment income	                   - 0 -	            - 0 -
Net realized gains	                   - 0 - 	            - 0 -


Net Asset Value, ending	                  $  9.54	          $  11.72

Total Investment Return	                    -18.6 %	             17.2 %

RATIOS / SUPPLEMENTAL DATA:
Net assets, end of year (000's)	     $ 1,528	          $ 1,137
Ratio of expenses to average net assets	  1.52 %	             1.49 %
Ratio of Net Investment Income to
Average Assets	                         -0.44 %	             0.01 %
Portfolio Turnover rate (annualized)        16.0 %	             4.04 %


Bond Fund
                                                          Year Ending
							6/30/99 to 			2000
Bond  Fund	                              12/31/99
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning	            $    9.90	        $   10.00
Net Investment Income (loss)	                 0.46	             0.18
Net Realized & Unrealized Gain(loss)           0.47               (0.11)
   Total from Operations	                 0.93	              .07

Dividends from:
Net investment income	                     (0.44)	            (0.17)
Net realized gains	                     - 0 - 	            - 0 -
	                                       (0.44)	             0.17)

Net Asset Value, ending	                   $ 10.39	        $     9.90

Total Investment Return	                      9.5 %	              0.7 %

RATIOS / SUPPLEMENTAL DATA:
Net assets, end of year (000's)	       $  803	           $  427
Ratio of expenses to average net assets	   1.00 %	             1.00 %
Ratio of Net Investment Income to
Average Assets	                           4.45 %	             3.58 %
Portfolio Turnover rate	                     - 0 -	             - 0 -



Manor Investment Funds, Inc.
New Account Application

Use this form for individual, custodial, trust, profit
sharing or pension plan accounts.
For any additional information please contact the Fund at 610-722-0900 or 800-787-3334.
_______________________________________________________________
1. Investments
               Initial Investment:  $ _______________________
	                    (Minimum initial investment $1,000)

Fund Selection:
(must total 100%)
Manor Fund	________	%
Growth Fund	________	%
Bond Fund	________	%

Make  your check payable to:
Manor Investment Funds, Inc.
15 Chester Commons, Malvern, PA  19355


2. Registration     (please print)

Individual

_____________________________________________________
 First Name               MI                 Last Name

______________________________________________________
Social Security #                           Birthdate

Joint Owner*

_____________________________________________________
First Name              MI                  Last Name

______________________________________________________
Social Security #                            Birthdate

* Registration will be Joint Tenancy with Rights of survivorship
(JTWROS) unless otherwise specified.

Gift to Minors

 ________________________________________________________
 Custodian's First Name         MI              Last Name

______________________________________________________________
 Minor's First Name             MI              Last Name

 _________________________________________________
Minor's Social Security #                      Minor's Birthdate

Minor's State of Residence :  ______________________________________
Corporation **,  Trust, Estate, Pension Plan,
Partnership, or other Entity***:

___________________________________________________
 Name

____________________________               ________________________
Social Security # or Tax ID #                   Date of Agreement

**Corporate Resolution is required.   *** Additional documentation and
certification may be required.

3. Mailing Address     (please print)

__________________________________________________________
Street                                       Apt./Suite

__________________________________________________________
City                                State            Zip

__________________________________________________________
Daytime Phone #                          Evening Phone #
Distribution Options

Dividends and capital gains will be reinvested if no option is selected.

___Pay all income in cash.        ____Pay all capital gains in cash.


5. Signature and Certification required by the Internal Revenue Service

Neither the Fund nor its transfer agent will be responsible for the authenticity of transaction instructions received by telephone, provided that reasonable security procedures have been followed.

Under the penalty of perjury, I certify that (1) the Social Security Number or Taxpayer Identification Number shown on this form is my correct Taxpayer Identification Number, and (2) I am not subject to backup withholding either as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding. The IRS does not require your consent to any provision of the document other than the certifications required to avoid backup withholding.

_________________________________________________    __________________
Signature of Owner or Custodian         		           Date

_________________________________________________    	__________________
Signature of Co-owner                   			      Date

If shares are to be registered in (1) joint names, both persons should sign, (2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on the space provided below.Print name and title of officer signing for a corporation or other entity

6. Automatic Deposit Authorization:   Appropriate form available
upon request.

MANOR INVESTMENT FUNDS, INC.

 Statement of Privacy

Manor Investment Funds, Inc., (MIF), believes that our clients' personal information is private and the employees of Manor
Investment Funds, Inc.  hold themselves to the highest
 standards to ensure that clients can trust our commitment to this policy.

MIF limits the collection and use of personal information to that which is necessary to administer our clients' accounts, to provide customer services and/or to fulfill legal and regulatory requirements. We collect this information about clients from your applications, forms, and from your transactions with us.

MIF does not share personal information about clients or former clients to any outside third party unless we are required by law and/or regulatory procedures, or receive your prior written consent.

MIF discloses nonpublic information about our clients to financial service providers, such as securities broker-dealers executing security transactions, or transfer agents authorized to maintain client accounts.

MIF restricts access to nonpublic personal information about you only to those employees who need to know that information to provide products or services to you. We maintain physical and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Manor Investment Funds, Inc. will continue to review our efforts to ensure client privacy and make every effort to keep your personal information accurate, current and confidential.

PROSPECTUS

Manor Investment Funds, Inc.
15 Chester Commons, Malvern, PA  19355
610-722-0900         800-787-3334



A no-load, open-end management investment company issuing shares in three series;
the Manor Fund, the Growth Fund, and the Bond Fund.
The Funds are designed for long-term investors.


Additional Information
Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders.
In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

This Prospectus, which should be retained for future reference, is designed to set forth concisely the information that you should know before you invest. A Statement of Additional Information (SAI), dated April 30, 2001, is incorporated by reference into this prospectus. This means that it is legally part of this Prospectus. A copy of the SAI may be obtained without charge by writing or calling the Fund directly at 800-787-3334. Annual and Semi-annual reports are also available upon request.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's Internet site at http:\\www.sec.gov. Copies may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.


Investment Company Act File No. 811-0913

 FORM N-1A

PART B
STATEMENT OF ADDITIONAL INFORMATION


April 30, 2001

Manor Investment Funds, Inc.

Malvern, PA  19355
610-722-0900
800-787-3334


	This Statement of Additional Information is not a Prospectus, and should be read in conjunction with the Fund's current Prospectus (dated April 30, 1999). To obtain the Prospectus, please write the Fund or call either of the telephone numbers that are shown above.

TABLE OF CONTENTS

Fund History
1
Description of the Fund and its Investments & Risks
2
Management of the Fund
5
Control Persons and Principal Holders of Securities
6
Investment Advisory and Other Services
6
Brokerage Allocation and Other Practices
7
Capital Stock and Other Securities
7
Purchase, Redemption and Pricing of Shares
7
Taxation of the Fund
8
Underwriters
9
Calculation of Performance Data
9
Financial Statements
10

	No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated April 30, 2001 and, if given or made, such information or representations may not be relied upon as having been authorized by Manor Investment Funds, Inc.

	This Statement of Additional Information does not constitute an offer to sell securities.











FUND HISTORY

Manor Investment Funds, Inc. (the "Fund") is an open-end management investment company. The Fund was incorporated in Pennsylvania on September 13, 1995. The Fund's registered office is 15 Chester Commons, Malvern, PA 19355. The company currently issues shares in three series, which we call "Funds". Each series has distinct investment objectives and policies, and a shareholder's interest is limited to the series in which he or she owns shares. T he series are the Manor Fund, Growth Fund, and Bond Fund.
Each is a "no-load" fund, and there are no sales or 12b-1 charges. DISCRIPTION OF THE FUNDS AND ITS INVESTMENTS AND RISKS

The mutual funds offered are the Manor Fund, Growth Fund, and Bond Fund. Each of the Funds is a no-load "mutual fund." There is no commission or charge when shares are purchased, and no 12b-1 charges. The Funds are a series of Manor Investment Funds, Inc., and each Fund is a separate portfolio of securities and other assets, with its own investment objective and policies. Morris Capital Advisors, Inc. provides investment advisory and administrative services to the Funds.

Investment Objectives
The Manor Fund seeks long-term capital appreciation and a moderate level of income.
The Growth Fund seeks long-term capital appreciation.
The Bond Fund seeks to provide current income.

Principal Investment Strategies
The Manor Fund invests primarily in the common stock of large corporations with an average market capitalization of approximately $50 billion, or more. The fund may also invest in the preferred stock or the corporate fixed income securities of these companies that are convertible into common stock. The primary consideration in the selection of stock investments for the Manor Fund is the current price of the shares relative to the earnings and potential growth of earnings for each company. The Manor Fund generally invests in companies with growing earnings and dividends, a high level of free cash flow available to finance growth or repurchase outstanding shares, and a strong financial structure to support future growth. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets.

Under normal market conditions, the Manor Fund should be fully invested. To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

The Manor Fund generally holds individual investments for three to five years. The Fund will not borrow or invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations. The Fund may also invest in exchange traded securities that track the value of an underlying basket of securities such as the S&P 500
Index or the S&P Mid-Cap Index.

In seeking to achieve its investment objective, the Manor Fund ordinarily invests on a long-term basis. Occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change. The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%.
There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

The Growth Fund invests primarily in the common stock of large to mid-sized corporations with an average market capitalization of approximately $2 billion, or more.
The Growth Fund generally invests in companies that have strong growth in earnings or revenues, the potential to maintain above average growth, and a reasonable valuation relative to the growth potential. The Growth Fund generally invests in companies with a high level of free cash flow available to finance growth or repurchase outstanding shares, and products or services that provide a comparative advantage over competitors. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to more than double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets.

Under normal market conditions, the Growth Fund should be fully invested. To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

The Growth Fund generally holds individual investments for three to five years. The Fund will not borrow or invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations. The Fund may also invest in exchange traded securities that track the value of an underlying basket of securities such as the S&P 500 Index or the S&P Mid-Cap Index.

In seeking to achieve its investment objective, the Growth Fund ordinarily invests on a long-term basis. Occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change. The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or GNMA's, FNMA's and FHLB's. The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment. The Bond Fund generally maintains an overall credit rating of A or better for portfolio securities, as measured by Moodys or S&P. The Fund may also invest in short term securities issued at a discount to face value such as U.S. Treasury bills. Zero coupon securities with maturities greater than one year will not generally comprise more than 10% of the portfolio.

The Bond Fund will generally hold investments to maturity; however, positions may be liquidated to shift the interest rate sensitivity of the portfolio in response to changing market and economic conditions. The portfolio manager will actively manage the average maturity of the portfolio by reducing the maturity of portfolio securities in anticipation of rising interest rate environments and extending the maturity of portfolio securities in anticipation of falling interest rate environments. The Fund may also invest up to 35% of the portfolio in corporate debt instruments if these investments provide attractive return potential.

Related Risks
In addition to the risks associated with the investment strategy for any particular fund an investor is subject to risk from general market fluctuations, interest rate shifts, credit risk, and the effect of inflation.

Market Risk
In the event of a general market decline the value of the funds could decline even if the manager has moved to a defensive position. The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the stock market generally.

Interest Rate Risk
If interest rates increase the value of portfolio investments could decline as the market adjusts to the reduced demand for stock and long term bond investments. The potential for fluctuations in bond prices is primarily due to changes in interest rates. Bonds with longer maturities have greater interest rate risk than bonds of shorter maturities.


Credit Risk
Credit risk could impact the value of specific stock or bond investments, or an entire industry sector, if investors become concerned abut the ability of creditors to continue debt service on an ongoing basis. Credit risk is the chance that the issuer of a bond will default on its promise to pay interest and or principal at maturity. Credit ratings are an attempt to assess this risk. Generally, the lower a bond's credit rating the higher the interest the bond must pay to attract investors and compensate them for taking additional risk.

Inflation Risk
Inflation is the impact of rising prices over time, it has the effect of reducing the future value of financial assets due to decreased purchasing power. For an investor to be better off their portfolio must increase in value faster than the rate of inflation. Inflation, and investor's expectation of future inflation, also effects the current value of portfolio investments. If investors expect inflation to rise in the future they will demand a higher return to compensate for the increase. This will force the price of fixed income securities lower, raising yields. The increase in yields will increase the financing costs for companies, thereby reducing earnings.
The reduction in earnings could then lead to lower stock prices.


Other Strategies
Under normal market conditions, each Fund should be fully invested in the types of securities described above. Within the limitations described in this prospectus, the percentages of Fund assets invested will vary in accordance with the judgement of the Advisor. To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

In seeking to achieve its investment objective, each Fund ordinarily invests on a long-term basis. Occasionally, securities purchased on a long-term basis may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.

Portfolio Turnover Policy
The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%, or sales of securities within the period by the average monthly portfolio value of the Fund during such period. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.


Policies
	The By-Laws of the Fund provide the following fundamental investment restrictions; the Fund may not, except by the approval of a majority of the outstanding shares:

(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in disposing of its own portfolio.
(b) Issue senior securities, borrow money, or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(d) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders or by purchases with no more that 10% of the Fund's assets in the open market involving only customary brokers commissions.
(e) Invest more that 25% of its assets at the time of purchase in any one industry.
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i) Invest in companies for the purpose of acquiring control.
(j) Purchase or retain securities of any issuer if the officers and directors of the Fund or its Investment Adviser owning individually more than 1/2 of 1% of any class of security, collectively own more than 5% of such class of securities of such issuer.
(k) Pledge, mortgage or hypothecate any of its assets.
(l) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.




MANAGEMENT OF THE FUND

Board of Directors
	The Officers and Directors of the Fund have agreed to serve without compensation, their addresses, principal occupations during the past five years are:

DANIEL A. MORRIS
Mr. Morris is President of the Fund and President of Morris
Capital Advisors, Inc., investment adviser to the Fund.
Prior to founding Morris Capital Advisors, Inc., he was Senior
Vice President of Consistent Asset Management Company, an investment adviser for separate accounts and registered investment companies. Mr. Morris resides at 304 Albermarle Grove, West Chester, PA.
As President of the Fund, he is considered an Interested Director.

BRUCE LAVERTY
Mr. Laverty is a Partner of the law firm Valocci, Fisher and Laverty, legal counsel to the Fund. Mr. Laverty resides at 568 Spring Oaks Road, West Chester, PA. As Legal Counsel to the Fund, he is considered an Interested Director.

ALAN WEINTRAUB
Mr. Weintraub is a Senior Consultant with The Gartner Group,
Stanford, CT.  Mr. Weintraub resides at 305 Albermarle Grove,
West Chester, PA.


JAMES MCFADDEN
Mr. McFadden is Vice President of Marketing for MBNA Corporation.
Mr. McFadden resides at 461 Crescent Drive, West Chester, PA.

FRED MYERS
Mr. Myers is founding Partner of the accounting firm of Myers &
Associates, CPA's.  Mr. Myers resides at 302 Albermarle Grove,
West Chester, PA.

RICHARD KUND, JR.
Mr. Kund is marketing manager of Professional Detailing, Inc.
Mr. Kund resides at 304 Hidden Creek Drive, Hatboro, PA.

EDWARD SZKUDLAPSKI
Mr. Erlichman is President of Eclipse Business Solutions.
Mr. Szkudlapski resides at 6 Glenmore Drive, Glen Mills, PA.

EDWARD MATEJKOVIC
Mr. Matejkovic is the Athletic Director of West Chester University. Mr. Matejkovic resides at 529 E. Saxony Dr., Exton, PA.



CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of December 31, 2000, Daniel A. Morris owned or beneficially owned 7.3% of the value of Fund shares, outstanding.
As of December 31, 2000, two other shareholders, owned or beneficially owned more than 5% of the value of the Fund shares outstanding. Bradley Allen and Betty Lou Paul owned or beneficially owned 9.1% and 5.2%, respectively, of the value of the Fund shares outstanding. The Officers and Directors owned or beneficially owned as a group 14.7% of the value of the Fund shares outstanding. Other than the foregoing, the Fund was not aware of any person who, as of December 31, 2000, owned or beneficially owned more than 5% of the value of the Fund shares outstanding.



INVESTMENT ADVISORY AND OTHER SERVICES
	Morris Capital Advisors, Inc., 15 Chester Commons Street, Malvern, PA, is a Pennsylvania corporation that acts as sole Investment Adviser to the Fund.
Mr. Daniel A. Morris is the sole owner, director and officer of the Investment Adviser and is also president of the Fund. Mr. Morris owns all outstanding shares of Morris Capital Advisors, Inc. and he is the largest shareholder of Manor Investment Funds. Mr. Morris has been a shareholder, executive officer and portfolio manager for investment advisers to mutual funds and other investors since 1981.

	On September 18, 1995 the shareholders of the Fund approved a management and advisory contract with Morris Capital Advisors, Inc., to act as Investment Adviser of the Fund, which was unanimously approved by the Board of Directors. This agreement will continue on a year to year basis provided that approval is voted at least annually by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940.

	Under the agreement, the Investment Adviser will direct the purchase or sale of investment securities in accordance with the stated objectives of the Fund, under the review of the Directors of the Fund. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days' written notice to the Investment Adviser.
In the event of its assignment, the Agreement will terminate automatically. For these services the Fund has agreed to pay to Morris Capital Advisors, Incorporated a fee of 1% per year on the net assets of the Funds (0.5% for the Bond Fund).
This rate is generally higher than that paid by most mutual funds. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Investment Adviser will forego all or a portion of its fees in order to hold the total expenses of the Fund to no more than 1.5% of averaged assets
(1.0% for the Bond Fund).

	Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and advisory services to the Fund; and to make specific recommendations based on the Fund's investment requirements. Fees of the custodian, registrar, and transfer agents shall be paid by the Fund. The Fund pays all other expenses, including fees and expenses of directors not affiliated with the Adviser, if any; legal and accounting fees; interest, taxes, and brokerage commissions, recordkeeping and the expense of operating its offices. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of rescinded purchases.


BROKERAGE ALLOCATION AND OTHER PRACTICES
	The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. Where consistent with best price and execution and in light of its limited resources, the Fund will deal with primary market makers in placing over-the-counter portfolio orders.

	The Fund places all orders for purchase and sale of its portfolio securities through the Fund President who is answerable to the Fund Board of Directors. He may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services, which, in the opinion of management, are helpful or necessary to the Fund's normal operations. Those services may include economic studies, industry studies, security analysis and reports, sales literature and statistical services furnished either directly to the Fund or to the Adviser. No effort is made in any given circumstance to determine the value of these materials or services or the amount by which they might have reduced expenses of the Adviser.

	Brokerage commissions for the year ended December 31, 2000 was $2,656.83. Other than set forth above, the Fund has no fixed policy, formula, method or criteria which it uses in allocating brokerage business to brokers furnishing materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.


CAPITAL STOCK AND OTHER SECURITIES
The authorized capitalization of the Funds is 10,000,000 shares of common stock of $.001 par value per share. Each Fund share has equal dividend, distribution and liquidation rights of that Fund.

Voting Rights
Each holder of common stock has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all the directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director. Issues specific to a particular Fund are voted only by shareholders of that Fund.


PURCHASE, REDEMPTION AND PRICING OF SHARES
Purchasing Shares
The offering price of shares is the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of the management such termination or rejection is in the best interests of the Fund. The Fund will maintain an account for each shareholder.

Initial purchase of shares of the Fund must be made by application to the Fund. To purchase shares mail a check payable to Manor Investment Funds, Inc., complete the application form included in this prospectus, and mail to Manor Investment Funds, 15
Chester Commons, Malvern, PA 19355. For additional information contact the Fund at 610-722-0900. Subsequent purchases may be made by mail or in person. The minimum is $100, but less may be accepted under special circumstances. Shareholders may also authorize the fund to automatically debit their bank account to purchase shares by completing the necessary information on their account application. Shareholders may also purchase shares of any Fund by directing a transfer from another Fund by telephone. Shares can also be purchased by automatic payroll deduction, or by automatic deduction from an account that you specify.

Dividends and Distributions
The Fund will automatically retain and reinvest dividends and capital gain distributions and purchase additional shares for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the fund to pay dividend and/or capital gains distributions, if any, to such shareholder in cash.

Redemptions
The Fund will redeem all or any portion of the total amount of the shares of any shareholder upon written request for redemption signed by the shareholder. Proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange may be required unless management knows the shareholder.

Shares are redeemed at the net asset value per share next determined after notice is received by the Fund. The proceeds received by the shareholder may be more or less than the cost of such shares, depending upon the net asset value per share at the time of redemption; the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made by check within seven days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable.

To redeem shares send your written request to Manor Investment
Funds, 15 Chester Commons, Malvern, PA 19355. For additional information contact the Fund at 610-722-0900.

Pricing of Shares
The net asset value of the Fund's shares are determined as of the close of trading on the New York Stock Exchange on each business day the Exchange is open (presently 4:00 p.m.). The net asset value is not calculated if the New York Stock Exchange is closed for trading. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market. Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.



TAXATION OF THE FUND
	The Fund will endeavor to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). To qualify as a "regulated investment company" under Subchapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains form securities transactions, and no more than 50% of the Fund's assets may be in security holdings of any issuer that exceed 5% of the total assets of the Fund at the time of purchase.

	Distribution of any net long-term capital gains realized by the fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

	The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on the application form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.



UNDERWRITERS
	The Fund acts as its own underwriter.


CALCULATION OF PERFORMANCE DATA
	Any total rate of return quotation for the Fund will be for a period of three or more months and will assume the reinvestment of all dividends and capital gains distributions which were made by the Fund during that period. Any period total rate of return quotation of the fund will be calculated by dividing the net change in value of a hypothetical shareholder account established by an initial payment of $1,000 at the beginning of the period by 1,000.
The net change in the value of a shareholder account is determined by subtracting $1,000 from the product obtained by multiplying the net asset value per share at the end of the period by the sum obtained by adding (A) the number of shares purchased at the beginning of the period plus (B) the number of shares purchased during the period with reinvested dividends and distributions. Any average annual compounded total rate of return quotation of the Fund will be calculated by dividing the redeemable value at the end of the period (i.e., the product referred to in the preceding sentence) by $1,000.
A root equal to the period, measured in years, in question is then determined and 1 is subtracted from such root to determine the average annual compounded total rate of return.

	The foregoing computation may also be expressed by the following formula:

			P(1+T) n = ERV

		P = a hypothetical initial payment of $1,000

		T = average annual total return

		n = number of years

		ERV = ending redeemable value of a hypothetical
$1,000 payment made at the beginning of the stated periods at the end of the stated periods.



Manor Investment Funds, Inc
Malvern, Pennsylvania

Financial Statements
for the Year Ended
December 31, 2000
And
Independent Auditor's Report

Independent Auditor's Report


To the Shareholders and
 Board of Directors
Manor Investment Funds, Inc.

I have audited the accompanying statement of assets and liabilities of Manor Fund, Growth Fund and Bond Fund ( the portfolios constituting Manor Investment Funds, Inc.), including the schedule of investments, as of December 31, 2000, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to collectively as "financial statements") are the responsibility of the Fund's management.
My responsibility is to express an opinion on these financial statements based on my audits.

I conducted my audits in accordance with generally accepted auditing standards. Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. My procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. I believe that my audits provide a reasonable basis for my opinion.

In my opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Funds referred to above as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets and each of their financial highlights for the periods indicated, in conformity with generally accepted accounting principles. Claude B. Granese, CPA
Spring House, Pennsylvania
January 24, 2001



Manor Investment Funds, Inc.
MANOR FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000

							MANOR	   GROWTH	   BOND
ASSETS
Investments in securities,
at fair value			       $2,444,601	$1,270,365	$775,738
(Notes 2 & 4)
Cash	                                  127,504	   256,046	  17,436
Interest receivable and other	              366	     2,006	  11,214
           Total Assets	              2,572,471	 1,528,417	 804,388
LIABILITIES
Accrued expenses	                     3,038	    - 0 -	   1,279
           Total Liabilities	           3,038	    - 0 -	   1,279
NET ASSETS	                $2,569,433	$1,528,417	$803,109

NET ASSETS CONSIST OF:
Capital Stock (par value and
paid-in capital)                  $ 2,141,694	$1,770,604	$772,027
Accumulated net investment
(loss) income                          (7,982)	   (7,271)	  1,400
Accumulated net realized (loss)       (43,592)	 (154,934)	  - 0 -
Net unrealized appreciation
(depreciation)                        479,313	  (79,982)	  29,682

NET ASSETS                        $ 2,569,433  $1,528,417  $ 803,109

CAPITAL SHARES OUTSTANDING
(10,000,000 authorized shares;
$.001 par value)                     163,047	  160,285     77,271

NET ASSET VALUE PER SHARE	$      15.76	$  9.54	$  10.39

The accompanying notes are an integral part of these financial statements.



Manor Investment Funds, Inc.
MANOR FUND
SCHEDULE OF INVESTMENTS
December 31, 2000

COMMON STOCK (Shares)	Percentage of
			      Market Value	Cost	         Market Value
Automobile
1,690 General Motors	  3.5 %       $  93,449         $  86,084

Computer
1660 AOL Time Warner *	  2.4 %	    105,044	           57,768
2,350 Cisco Systems *	  3.7 %	     36,199	           89,888
   760 Corning, Inc.	  1.6 %	     54,940	           40,138
1,960 Hewlett Packard	  2.5 %	     42,964	           61,863
4,320 Intel	              5.3 %	     99,894           129,870
1,980 IBM           	  6.9 %	     96,750           168,300
	                   22.4 %         435,791           547,827

Consumer Staples
1,560 PepsiCo	        3.2 %	    63,305	           77,318
1,710 Tribune Co.	        3.0 %	    89,826	           72,248
	                    6.1 %        153,131            149,566

Finance
2,720 Allstate         	  4.8 %	   103,852	          118,490
2,799 Citigroup	        5.8 %	    84,506	          142,923
1,120 FedNatMortAssoc.	  4.0 %	    82,914	           97,160
3,560 Mellon Financial    7.2 %	   130,071	          175,108
1,620 Providian Financial 3.8 %	    91,680	           93,150
	                   25.6 %	   493,023	          626,831
Industrial Products
2,240 Tyco Int'l Ltd.	  5.1 %	   99,677	          124,320

Medical
1,600 Merck	              6.1 %	$ 96,479	         $149,800
2,970 Pfizer	        5.6 %       77,962	          136,620
	                   11.7 %	 174,441	          286,420
Multi-Industry
4,650 General Electric	  9.1 %	 112,769	          222,909
2,610 Honeywell           5.1 %	 103,267	          123,486
	                   14.2 %	 216,036	          346,395

Oil
1,000 Chevron	       3.5 %	  85,436	           84,438

Retail
   870 Cardinal Health	 3.5 %	  82,843	           86,674
1,000 Radio Shack	       1.8 %	  70,092	           42,813
	                   5.3 %       152,935              129,487

Transportation
1,260 Delta Airlines	 2.6 %        61,369                63,233

TOTAL COMMON STOCK	100.00 %   1,965,288            2 ,444,601

TOTAL INVESTMENTS IN
SECURTIES	            100.0 %   $1 ,965,288        $   2,444,601

*Non-income producing securities
The accompanying notes are an integral part of these financial statements.





Manor Investment Funds, Inc.
GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2000


COMMON STOCK (Shares)	Percentage of
                        Market Value	Cost	   Market Value
Computer
   620 Cisco Systems *		1.9 %      $31,924    $ 23,715
1,570 Dell Computer *	      2.2 %	      71,341	27,377
1,980 Intel	                  4.7 %	      86,056	59,524
   960 Microsoft *	      3.3 %	      94,894	41,640
1,720 Oracle Corp. *	      3.9 %	      40,658	49,988
2,080 Sun Microsystems	      4.6 %	      64,809	57,980
1,630 Vishay Intertac *	      1.9 %	      67,805	24,654
1,600 Xilinx *                5.8 %       68,661	73,800
	                       28.3 %      526,148     358,678

Construction
1,390 Quanta Services	     3.5 %	      52,167	44,741

Consumer Staples
   780 Jones New York	     2.0 %        24,165	25,106

Finance
1,050 Alliance Capital	     4.2 %	      52,268	53,156
   950 Bear Stearns	     3.8 %	      39,970	48,153
2,600 Dime Bankcorp.	     6.1 %	      48,178	76,863
   790 T. Rowe Price	     2.6 %	      28,905	33,390
	                      16.7 %	     169,321	211,562

Industrial Products
3,940 Sensormatic Elec*	     6.2 %	      65,101	 79,046

Medical
  980 Biogen *	           4.6 %	     $76,647	$58,861
  510 Cytyc *	           2.5 %	      31,824	 31,907
3,985 Ivax Corp.	          12.0 %	       3,168      152,626
	                      19.1 %	     181,639	243,394

Oil
2,500 Global Marine *	    5.6 %	      47,479	70,938
   550 UltramarDiamondSham. 1.3 %	      13,519	16,981
	                      6.9 %	      60,998	87,919

Retail
1,900 Bergen Brunswig	   2.4 %	      25,201	30,077

Transportation
  500 Tidewater	         1.7 % 	      17,613	22,188

Utilities
1,890 GlobalCrossingLtd.*  2.1 %	      68,821	27,050
	                    _____	   _________   _________
TOTAL COMMON STOCK	  88.9 %	   1,191,174   1,129,761

INDEXED SECURITIES
  640 MidCap SPDR Trust	   4.8 %	      53,368	60,400
  520 Nasdaq100Dep.Trust*  2.4 %	      50,604	30,354
  380 S&P 500 SPYDR	   3.9 %	      55,201	49,850

TOTAL INDEXED SECURITIES  11.1 %	     159,173     140,604
	                   ______	____________  ____________
TOTAL INVESTMENTS IN
SECURITIES	              100 %	$1,350,347	   $ 1,270,365

*Non-income producing security.
The accompanying notes are an integral part of these financial statements.


Manor Investment Funds, Inc.
BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2000

US GOVERNEMENT
OBLIGATIONS			Percentage
				Of  Market
                        Value  	Face Amount	  Cost    MarketValue

U.S. Treasury Notes
5.25 %; due 5/31/01	16.7 %     $130,000   $128,378    $129,716
5.50 %; due 7/31/01	12.9 %	100,000	99,719	99,875
5.25 %; due 5/15/04	3.9 %	       30,000	29,568	30,084
6.0 %; due 8/15/04	13.3 %	100,000	99,438	102,813
5.875 %; due 11/15/05	13.3 %	100,000	99,234	103,406
5.625 %; due 2/15/06	13.2 %	100,000	100,391	102,313
5.50 %; due 5/15/09	13.2 %	100,000	91,844	102,031
6.0 %; due 8/15/09	13.6 %	100,000	97,484	105,500
Total U.S. Treasury
Notes	                 100.0 %      760,000    746,056	775,738

TOTAL U.S. GOVERNMENT
OBLIGATIONS	           100.0 %	760,000    745,056	775,738

TOTAL INVESTMENTS IN
SECURITIES	           100.0 %     $760,000   $746,056     $775,738

The accompanying notes are an integral part of these financial statements.



Manor Investment Funds, Inc.
MANOR FUND
STATEMENT OF OPERATIONS
December 31, 2000

					Manor	     Growth	    Bond
Investment Income
    Dividends 	         $29,920	     $5,152	  $- 0 -
    Interest	           3,726	     13,010	  39,420
      Total Investment
      Income	          33,646	     18,162	  39,420

Expenses
    Advisory and
    management fees
          (Note 3)	   28,704	    16,419	  3,435
    Professional Fees	    7,540	     7,068	  1,189
    Custodian Fee  (Note 5) 1,203	     1,972	  1,052
     Other	                5,196	     - 0 -	  1,566
       Total expenses	   42,643	    25,459	  7,242

Net Investment (Loss)
Income	              (8,997)	    (7,297)	 32,178

Realized and Unrealized
Gain (Loss) on Investments
(Note 4)
    Net realized gain
   (loss)on investments	     112	  (151,266)	    219
   Net change in unrealized
   appreciation/depreciation
   on  investments	( 209,151)	  (201,015)	  33,781
   Net realized and
   unrealized (loss)
   gain on investments	 (209,039)	  (352,281)	  34,000
	                 ___________	___________	 ________
Net (Decrease) Increase
in Net Assets Resulting
from Operations	      $(218,036)	$(359,578)	 $66,178

The accompanying notes are an integral part of these financial statements



Manor Investment Funds, Inc.
STATEMENT OF CHANGES IN NET ASSETS
December 31, 2000
								Manor
						 2000	             1999
(Decrease) Increase in Net Assets
from Operations
   Net investment (loss) income	$(8,997)	    $13,285
   Net realized gain (loss) on
   investments	                     112	    (43,704)
   Net change in unrealized
   appreciation/ depreciation
   on investments	                 (209,151)	    332,315
   Net (decrease) increase in
   net assets resulting from
   operations	                 (218,036)	    301,896

Distributions to Shareholders from
   Net investment incom             - 0 -           (12,479)

Capital Share Transactions
   Proceeds from shares sold	      385,201	   1,124,969
   Proceeds from reinvestment of
   distributions	                  - 0 -	            12,479
   Payment for shares redeemed     (553,698)	  (1,123,225)
  Net (decrease) increase in net
  assets from capital share
  transactions	                 (168,497)	      14,223
	                            __________	  ___________
Total (Decrease) Increase
in Net Assets	                 (386,533)	     303,640

Net Assets
   Beginning of year	          2,955,966	   2,652,326
   End of year	               $2,569,433	  $2,955,966

Transactions in Shares of Fund
   Sold	                         22,503	      68,784
   Issued in reinvestment of
   distributions	                   - 0 -	         737
   Redeemed	                        (32,496)	    ( 68,003)
   Net (decrease) in shares
   of the Fund	                   (9,993)	       1,518
The accompanying notes are an integral part of these financial statements.



Manor Investment Funds, Inc.
STATEMENT OF CHANGES IN NET ASSETS
For the  Year Ended December 31, 2000
and Six Months Ended December 31, 1999

	                            	Growth		     Bond
	                              2000     1999	  2000	1999
(Decrease) Increase in Net
Assets from Operations
   Net investment (loss) income  $(7,297)	   $26	$32,178	$4,648
   Net realized gain (loss) on
   investments	               151,266) (3,668)	    219	- 0 -
   Net change in unrealized
   appreciation/
   depreciation  on investments (201,015) 121,309	 33,781     (3,524)
   Net (decrease) increase in net
   assets resulting from
   operations		        (359,578) 117,667      66,178	 1,124

Distributions to Shareholders from
   Net investment income	   - 0 -	 - 0 -	(31,019)	(4,407)
   Net realized gain	         - 0 -     - 0 -	   (219)	 - 0 -
     Total Distributions	   - 0 -     - 0 -	(31,238)	(4,407)

Capital Share Transactions
   Proceeds from shares sold	 894,181  1,030,745	 504,253	456,567
   Proceeds from reinvestment of
    distributions			  - 0 -	- 0 -	        31,238	  4,407
   Payment for shares redeemed(143,638) (10,960)      (194,741)   (30,272)
  Net increase in net assets
    from capital  share
    transactions               750,543  1,019,785	 340,750   430,702
	                       __________ __________	__________	________
Total Increase in  Net Assets  390,965  1,137,452	 375,690	427,419
Net Assets
   Beginning of year	     1,137,452   - 0 -	       427,419	 - 0 -
   End of year	          $1,528,417 $1,137,452	$803,109	$427,419

Transactions in Shares of Fund
   Sold	                   77,206	 98,159	 49,988	45,768
   Issued in reinvestment of
   distributions	             - 0 -	 - 0 -	  2,895	   445
   Redeemed	                 (11,944)    ( 1,136)     (18,788)	(3,037)
   Net in shares of the Fund  63,262	97,023     34,095	      43,176

The accompanying notes are an integral part of these financial statements.



Manor Investment Funds, Inc.
MANOR FUND
FINANCIAL HIGHLIGHTS
December 31, 2000
									Year Ending
Manor Fund					2000	 1999	   1998	  1997	1996
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning         $17.08  $15.46  $13.77	 $11.13	$9.97
Net Investment Income (Loss)        (0.06)   0.07    0.03       0.06	 0.07
Net Realized & Unrealized Gain(Loss)(1.26)   1.62    1.88       2.90	 1.16
   Total  from Operations	      (1.32)   1.69    1.91	    2.96	 1.23

Dividend from:
Net investment income	            - 0 -	  (0.07)  (0.03)	   (0.06)	(0.07)
Net realized gains	            - 0 -	   - 0 -  (0.19)	   (0.26)    - 0 -
        Total Distributions	      - 0 -	  (0.07)  (0.22)	   (0.32)	(0.07)
Net Increase (Decrease) in
Net Asset Value	                 (1.32)	   1.62    1.69	    2.64	 1.16

Net Asset Value, ending	          $15.76   $17.08   $15.46     $13.77   $11.13

Total Investment Return	           -7.73 %  10.95 %  13.65 %   25.52 %  11.98 %

RATIOS / SUPPLEMENTAL DATA:
Net assets, end of year (000's)  $2,569   $2,956    $2,659	  $1,499	$395
Ratio of expenses to average
 net assets	                      1.50 %    1.50%    1.50 %    1.42 %	1.50 %
Ratio of Net Investment Income
to Average Assets	               -0.32 %	  0.44%    0.22 %	   0.50 %	0.67 %

Portfolio Turnover rate	         17.0  %    19.0 %  23.0  %    27.0 %  15.0  %

The accompanying notes are an integral part of these financial statements.


				  Manor Investment Funds, Inc.
GROWTH  FUND
FINANCIAL HIGHLIGHTS
December 31, 2000

Year Ending					6/30/99 to 		2000
Growth Fund					12/31/99
PER SHARE OPERATING PERFORMANCE:  (1)
Net Asset Value, beginning		$  11.72	$  10.00
Net Investment Income (loss)		  (0.05)		-
Net Realized & Unrealized Gain(loss)  (2.13)	    1.72
   Total  from Operations	        (2.18)	    1.72

Dividends from:
Net investment income			  - 0 -	   - 0 -
Net realized gains	              - 0 - 	   - 0 -


Net Asset Value, ending		   $    9.54	$  11.72
(1) Selected data based on weighted
average shares outstanding.
Total Investment Return	             -18.6 %	   17.2%

RATIOS / SUPPLEMENTAL DATA:	(2)
Net assets, end of year (000's)    $ 1,528	$ 1,137
Ratio of expenses to average
net assets	                         1.52 %	  1.49 %
Ratio of Net Investment Income
 to Average Assets	            -0.44 %	  0.01 %

Portfolio Turnover rate (annualized)16.0 %	  4.0 %
(2)AnnualizedThe accompanying notes are an integral part of these financial statements.



Manor Investment Funds, Inc.
BOND  FUND
FINANCIAL HIGHLIGHTS
December 31, 2000

Year Ending					6/30/99 to 		2000
Bond  Fund		 			12/31/99
PER SHARE OPERATING PERFORMANCE:  (1)
Net Asset Value, beginning		$   9.90	   $   10.00
Net Investment Income (loss)		    0.46	        0.18
Net Realized & Unrealized Gain(loss)    0.47	       (0.11)
   Total from Operations	          0.93	         .07

Dividends from:
Net investment income	              (0.44)	      (0.17)
Net realized gains	     		  - 0 - 	       - 0 -
	   					  (0.44)	     ( 0.17)

Net Asset Value, ending	            $ 10.39	     $ 9.90

(1)Selected data based on weighted
average shares outstanding.

Total Investment Return	              9.5 %	       0.7 %

RATIOS / SUPPLEMENTAL DATA:	(2)
Net assets, end of year (000's)	$  803	    $  427
Ratio of expenses to average
net assets	                          1.00 %	       1.00 %
Ratio of Net Investment Income to
Average Assets	                    4.45 %	       3.58 %

Portfolio Turnover rate	            - 0 -	             - 0 -
(2)AnnualizedThe accompanying notes are an integral part of these financial statements.





MANOR INVESTMENT FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 2000

Note 1-Organization

Incorporated in Pennsylvania on September 13, 1995,
Manor Investment Funds, Inc. (the Company) was in the initial stages of development until January 27, 1996 when it began to sell shares of its stock to the public. The
Company is an open-end, non-diversified management investment company, registered under the Investment
Company Act of 1940.  Manor Fund, Growth Fund, and Bond
Fund (collectively referred to as the Funds) presently constitute Manor Investment Funds, Inc. The primary investment objectives of each of these Funds follows:

Manor Fund-Conservative capital appreciation and current income, investing primarily in common stock of large corporations in the United States.

Growth Fund-Long-term capital appreciation, investing primarily in common stock of
U.S. Corporations.

Bond Fund-Intermediate-term fixed income, investing primarily in U.S. Government obligations.

Note 2-Significant Accounting Policies

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies:

Security Valuation and Accounting-Investments in securities traded on a national securities exchange
(or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.

The Funds follows industry practice and record security transactions on the trade date.

Cash-Cash consists of checking and money market accounts with the custodian. As financial instruments, such accounts potentially subject the Fund to concentration of credit risk. The carrying value of these accounts approximates market value due to their short-term nature.

Federal Income Taxes-The Funds intend to continue to comply with the requirements of the Internal Revenue
Code applicable to regulated investment companies and to distribute substantially all of its taxable income.
Accordingly, no provision for federal income taxes is required in the financial statements.

Each Fund generally pays, or intends to pay dividends from net investment income and distribute net capital gains that it realizes. Distributions to shareholders are recorded on the ex-dividend date.

Realized Gains and Losses on Investment Transactions-
Gains or losses realized on investment transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Accounting Estimates-Preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures.
Accordingly, actual results could differ from those estimates.

Other-Interest income is recognized on the accrual basis. When applicable, discounts on short-term U. S.
government obligations are accreted over the life of the obligation.

Certain reclassifications have been made to the financial statements for 1996 through 1999 to conform with current period presentation.

As mutual funds, the Funds' investments are subject to stock market risk, bond market risk and inflation risk.
Manor Fund and Growth Fund will have higher exposure to stock market risk because of their significant investments in stocks. Bond Fund will have higher exposure to bond market risk and inflation risk because of its significant investments in U. S. Treasury Notes.

Note 3-Related Party Transactions

Daniel A. Morris, President of Manor Investment Funds,
Inc., is also the sole shareholder, officer and director of Morris Capital Advisors, Inc. (Morris). Mr. Morris
(and his wife) and other directors, own shares in the Funds. Each of the Funds has an investment management and advisory services agreement (the Agreement) with Morris.

Monthly, the Funds pay Morris a fee equivalent to one percent per annum of the daily average net assets of the Manor and Growth Funds. (.5 percent for the Bond Fund).
Each of the Funds bears expenses necessary and incidental to the conduct of its business.

The Agreements must be approved annually by a majority vote of the Funds' non-interested Board of Directors.

Note 4-Investment Transactions

Purchases of investment securities for Manor, Growth and Bond aggregated $438,669, $807,245 and $587,406, respectively in 2000; sales aggregated $697,767 and $253,266 for Manor and Growth, respectively.

For income tax purposes, Manor Fund has a capital loss
carryover  of $43,592 realized in 1999.  Growth Fund
capital losses of $3,668 and  $151,266 were realized in
1999 and 2000, respectively.   Such losses will be
carried forward to offset future realized capital gains. If not used, they will expire in 2007 and 2008.

Each Fund portfolio consists of securities that have risen in value since their purchase (called unrealized gain), or securities that have fallen in value
(unrealized loss) since their purchase.  At December
31, 2000, net unrealized appreciation and depreciation of investment securities for financial reporting and federal income tax reporting were as follows:

Manor Fund-Net unrealized appreciation of $479,313 consisted of unrealized gains of $594,627 and unrealized losses of $115,314.

Growth Fund-Net unrealized depreciation of $79,982 consisted of unrealized gains of $194,540 and unrealized losses of $274,522.

Bond Fund-Net unrealized appreciation of $29,682 consisted substantially of unrealized gains on U. S.
Government obligations.

Note 5-Custody Agreement

Under an agreement, The First National Bank of Chester
County (FNB) acts as the custodian for each of the Funds.
FNB's fees are charged in accordance with its standard rates for such services, payable monthly.



Independent Auditor's Report

To the Shareholders and
Board of Directors
Manor Investment Funds, Inc.

In planning and performing my audit of the financial statements and financial highlights of Manor Investment
Funds, Inc. (the Company), for the year ended December
31, 2000, I consider its internal control, including control activities for safeguarding securities. I did so to determine my auditing procedures for the purpose of expressing my opinion on the financial statements, and to comply with the requirements of Form NSAR, not to provide assurance on internal control.

The management of the Company is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include the safeguarding of assets against unauthorized acquisition, use, or disposition.

Because of inherent limitations in internal control, error or fraud may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

My consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses, under standards established by the American Institute of Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control components does not reduce to a relatively low level the risk that misstatements caused error or fraud in amounts that would be material in relation to the financial statements being audited my occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, I noted no matters involving internal control and its operation, including controls for safeguarding securities, that I consider to be a material weakness as defined above as of December 31, 2000.

This report is intended solely for the information and use of management and the Board of Directors of the Company and the Securities and Exchange Comission.
Claude B. Granese, CPA
Spring House, Pennsylvania
January 24, 2000



CONSENT OF CERTIFIED PUBLIC ACCOUNTANT

I consent to the inclusion of my reports, dated January 19, 2000, on my audits of the financial statements of each of the three funds (Manor Fund, Manor Growth Fund and Manor Bond Fund) of Manor Investment Funds, Inc. (the Company), in the registration statement Form N-1A, Amendment Number 5 of the Company.
I also consent to the reference of my firm in such registration statement.


Claude B. Granese, CPA
Spring House, Pennsylvania
January 24,2001





Manor Investment Funds, Inc.
15 Chester Commons, Malvern, PA  19355
610-722-0900         800-787-3334

Annual Report
December 31, 2000


Fund Office:
15 Chester Commons
Malvern, PA 19355
610-722-0900      800-787-3334
www.ManorFunds.com


Managed by:
Morris Capital Advisors, Inc.


Manor Investment Funds, Inc.
15 Chester Commons
Malvern, PA  19355

December 31, 2000

Dear Fellow Shareholders:

	Shareholder contributions have continued despite the difficult market environment. While many fund groups have experienced net redemptions, our stock funds have had net inflows for the full year and the most recent quarter.
I thank each of you for contributing to our success.

Signs of Spring

	Four small green shoots are pushing through the ground beside the front door of my office. I see them every morning and I wonder how they can survive the bitter winter weather.
It seems early to me. They are the first of the daffodils, and I usually don't see them until February or March. I wonder if they are growing, or if the dirt around them has been washed away by the heavy rains in the Fall. I do recall, however, that they always seem to emerge earlier than I think that they should, and they always bloom as beautiful yellow flowers.

Looking Back

The year began with strong momentum carried over from the fourth quarter of 1999. Demand fostered by Y2K concerns and growth in the money supply offset rising oil prices and interest rate hikes by the Fed. The Fed was so concerned with the accelerating economy that it continued to raise rates aggressively, despite the rise in oil prices and slowing monetary growth. The Fed rate hikes continued until June, with a final 50 basis point hike just as the markets felt the pain of the Y2K hangover, reduced liquidity, and concern about excessive stock valuations.

By mid-year the valuation adjustment had erased the gains made earlier, but companies still had positive outlooks for the balance of the year. With a series of profit warnings that seemed never-ending, companies lowered their outlook from estimates that looked solid only weeks before. Analyst downgrades after the warnings, coupled with declining investor confidence and uncertainty regarding the presidential election, weighed heavily on the stock markets. The situation was worsened by the decline in the money supply during the final quarter. Finally, the Fed moved from a tightening bias to an easing bias but it was not enough to provide any benefit. By year-end the stock market was off sharply, with most of the losses suffered in the final quarter.

The Manor Fund

The Manor Fund outperformed the S&P 500 and comparable mutual funds for the quarter and year-to-date , despite the difficult 4th Quarter.
The Fund was helped by strong performance from Merck, Honeywell, Allstate, Fannie Mae, and Mellon Bank. Merck rallied as investors shifted to defensive issues as the market declined. Honeywell jumped when General Electric announced a buyout. Allstate, Fannie Mae and Mellon Bank rose when investors shifted into financial companies that would benefit from a reduction in interest rates. Allstate also benefited from a more favorable pricing environment in the property/casualty industry.

The Fund was hurt by weakness in IBM, Intel, General Electric, Cisco Systems, and Hewlett-Packard. All of these firms, with the exception of General Electric, were hurt by the general sell-off in technology companies. IBM seems to be experiencing difficulty in several of its business areas, while Intel, Cisco, and HP were hurt by a slowdown in capital spending for many technology consumers. General Electric declined after its offer to buy Honeywell. The share value of acquiring companies generally declines when the offer is announced, but rises later as the benefits of the combination are realized.


The Growth Fund

The Growth Fund outperformed comparable mutual funds during the
4th Quarter, but under performed the market and other mutual funds for the entire year.  The Fund was helped by positive
performance from Dime  Bankcorp, Sensormatic Electronics,
and Bergin Brunswig. Dime Bankcorp is going through restructuring under new management. This recent addition to the Fund rallied
as the reorganization began to show results.    Sensormatic Electronics
rose on strong earnings and the potential for growth as its electronic toll system gained wider acceptance. Bergin Brunswig improved based on the expectation that Medicare payments will improve.

The Fund was hurt by poor performance from Sun Microsystems, Xilinx,
and Global Crossing.   Sun Microsystems and Xilinx were hurt by the
general decline in technology companies, but both have strong revenue and earnings growth. Investors seem to doubt the ability of these companies to continue to grow as they have in the past. Global Crossing, which operates undersea communication systems, declined as investors sold any company involved in telecommunications.

The Bond Fund

The Bond Fund rose 4.59% for the quarter, outperforming both the Lehman Intermediate Treasury Index and the Lipper US Government mutual fund index, and 10.08% for the full year, in line with the Lehman Index. The strong performance was fueled by falling bond yields in reaction to weak economic growth and Fed rate reductions. The Fund's portfolio of US Treasury Notes continues to be somewhat conservative with an average yield to maturity of 5.22% and an average maturity of 4.21 years.

Looking Forward

I think the Fed is very concerned that our economy could slide into a sharp recession. As I edit the final revisions to this letter the Fed has already announced a rate reduction of 50 basis points, well before the scheduled meeting at the end of January. I expect that the Fed will reduce rates by an additional 50 basis points at the end of January, and an additional 50 basis points by mid-March or late April.

Flowers that Bloom

Just as those initial shoots surely blossom into flowers, initial rate
cuts by the Fed will breath new life into the stock market.   The Fed
rarely lowers rates in a single move, and the rate reductions almost always help the stock market. In 13 of the past 14 rate reductions the stock market has been 10% to 15% higher within twelve months of the initial reductions. While it may seem difficult to believe at this time, the markets should improve over the course of this year. I am currently looking to invest a portion of the accumulated cash balances in attractive consumer and retail stocks, energy companies with reasonable valuations, and the beaten-down stocks of select technology companies.

Sincerely,
Daniel A. Morris




Manor Fund

Top Five Holdings
December 31, 2000
Company			Industry		% of Net Assets
General Electric		Multi-Industry	8.7 %
Mellon Financial		Finance		6.8 %
Int. Business Mach.	Computer		6.5 %
Merck				Medical		5.8 %
Citigroup			Finance		5.6 %


Top Five Industries
December 31, 2000
Industry		% of Net Assets
Finance		24.4 %
Computer		21.3 %
Multi-Industry	13.5 %
Medical		11.1 %
Consumer Staples	5.8 %


                                                           Annualized
                      	 Total Return     Total Return     Total Return
                       	3 Months          6 Months         Since Inception
Manor  Fund			-7.46 %	      -8.16 %	        9.67 %
Lipper Large-Cap
Core Index			-8.75 %	      -8.53 %	       12.11 %
S&P 500 Index		-7.82 %	      -8.71 %	       18.38 %


Growth Fund

Top Five Holdings
December 31, 2000
Company			Industry	% of Net Assets
Ivax				Medical	10.0 %
Sensormatic Electronics	Ind. Prod.	5.2 %
Dime Bancorp		Financial	5.0 %
Xilinx			Computer	4.8 %
Global Marine		Oils	4.6 %


Top Five Industries     December 31, 2000
Industry		% of Net Assets
Computer		23.4 %
Medical		15.9 %
Finance		13.9 %
Oils			5.8 %
Ind. Prod.		5.2 %
                                                		Annualized
                   	 Total Return 	Total Return   	Total Return
                        3 Months   		6 Months     	Since Inception
Growth Fund			-18.60 %		-22.12 %		-3.09 %
Lipper Multi-Cap
Growth			-18.78 %		-17.46 %		-0.07 %
S&P 500 Index		-7.82 %		-8.71 %		-1.39 %


Bond Fund

Top Holdings    December 31, 2000
Security					% of Net Assets
US Treasury Note 5.25%  due 5/01	16.1 %
US Treasury Note 6%  due 8/09		13.1 %
US Treasury Note 5.875%  due 11/05	12.9 %
US Treasury Note 6.000%  due 8/04	12.8 %
US Treasury Note 5.625 % due 2/06	12.7 %
US Treasury Note 5.5%  due 5/09	12.7 %

					Annualized
                 	   Total Return  	Total Return 	Total Return
                     3 Months      	6 Months 		Since Inception
Bond Fund			5.52 %	6.98 %		6.10 %
Lipper US Government	7.55 %	9.18 %		8.01 %
Lehman Intermediate
Government 			6.43 %	8.35 %		7.42 %


Manor Investment Funds, Inc
Malvern, Pennsylvania

Financial Statements
for the Year Ended
December 31, 2000
And
Independent Auditor's Report

Independent Auditor's Report


To the Shareholders and
 Board of Directors
Manor Investment Funds, Inc.

I have audited the accompanying statement of assets and liabilities of Manor Fund, Growth Fund and Bond Fund ( the portfolios constituting Manor Investment Funds, Inc.), including the schedule of investments, as of December 31, 2000, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to collectively as "financial statements") are the responsibility of the Fund's management.
My responsibility is to express an opinion on these financial statements based on my audits.

I conducted my audits in accordance with generally accepted auditing standards. Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. My procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. I believe that my audits provide a reasonable basis for my opinion.

In my opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Funds referred to above as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets and each of their financial highlights for the periods indicated, in conformity with generally accepted accounting principles. Claude B. Granese, CPA
Spring House, Pennsylvania
January 24, 2001



Manor Investment Funds, Inc.
MANOR FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000

							MANOR	   GROWTH	   BOND
ASSETS
Investments in securities,
at fair value			       $2,444,601	$1,270,365	$775,738
(Notes 2 & 4)
Cash	                                  127,504	   256,046	  17,436
Interest receivable and other	              366	     2,006	  11,214
           Total Assets	              2,572,471	 1,528,417	 804,388
LIABILITIES
Accrued expenses	                     3,038	    - 0 -	   1,279
           Total Liabilities	           3,038	    - 0 -	   1,279
NET ASSETS	                $2,569,433	$1,528,417	$803,109

NET ASSETS CONSIST OF:
Capital Stock (par value and
paid-in capital)                  $ 2,141,694	$1,770,604	$772,027
Accumulated net investment
(loss) income                          (7,982)	   (7,271)	  1,400
Accumulated net realized (loss)       (43,592)	 (154,934)	  - 0 -
Net unrealized appreciation
(depreciation)                        479,313	  (79,982)	  29,682

NET ASSETS                        $ 2,569,433  $1,528,417  $ 803,109

CAPITAL SHARES OUTSTANDING
(10,000,000 authorized shares;
$.001 par value)                     163,047	  160,285     77,271

NET ASSET VALUE PER SHARE	$      15.76	$  9.54	$  10.39

The accompanying notes are an integral part of these financial statements.



Manor Investment Funds, Inc.
MANOR FUND
SCHEDULE OF INVESTMENTS
December 31, 2000

COMMON STOCK (Shares)	Percentage of
			      Market Value	Cost	         Market Value
Automobile
1,690 General Motors	  3.5 %       $  93,449         $  86,084

Computer
1660 AOL Time Warner *	  2.4 %	    105,044	           57,768
2,350 Cisco Systems *	  3.7 %	     36,199	           89,888
   760 Corning, Inc.	  1.6 %	     54,940	           40,138
1,960 Hewlett Packard	  2.5 %	     42,964	           61,863
4,320 Intel	              5.3 %	     99,894           129,870
1,980 IBM           	  6.9 %	     96,750           168,300
	                   22.4 %         435,791           547,827

Consumer Staples
1,560 PepsiCo	        3.2 %	    63,305	           77,318
1,710 Tribune Co.	        3.0 %	    89,826	           72,248
	                    6.1 %        153,131            149,566

Finance
2,720 Allstate         	  4.8 %	   103,852	          118,490
2,799 Citigroup	        5.8 %	    84,506	          142,923
1,120 FedNatMortAssoc.	  4.0 %	    82,914	           97,160
3,560 Mellon Financial    7.2 %	   130,071	          175,108
1,620 Providian Financial 3.8 %	    91,680	           93,150
	                   25.6 %	   493,023	          626,831
Industrial Products
2,240 Tyco Int'l Ltd.	  5.1 %	   99,677	          124,320

Medical
1,600 Merck	              6.1 %	$ 96,479	         $149,800
2,970 Pfizer	        5.6 %       77,962	          136,620
	                   11.7 %	 174,441	          286,420
Multi-Industry
4,650 General Electric	  9.1 %	 112,769	          222,909
2,610 Honeywell           5.1 %	 103,267	          123,486
	                   14.2 %	 216,036	          346,395

Oil
1,000 Chevron	       3.5 %	  85,436	           84,438

Retail
   870 Cardinal Health	 3.5 %	  82,843	           86,674
1,000 Radio Shack	       1.8 %	  70,092	           42,813
	                   5.3 %       152,935              129,487

Transportation
1,260 Delta Airlines	 2.6 %        61,369                63,233

TOTAL COMMON STOCK	100.00 %   1,965,288            2 ,444,601

TOTAL INVESTMENTS IN
SECURTIES	            100.0 %   $1 ,965,288        $   2,444,601

*Non-income producing securities
The accompanying notes are an integral part of these financial statements.





Manor Investment Funds, Inc.
GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2000


COMMON STOCK (Shares)	Percentage of
                        Market Value	Cost	   Market Value
Computer
   620 Cisco Systems *		1.9 %      $31,924    $ 23,715
1,570 Dell Computer *	      2.2 %	      71,341	27,377
1,980 Intel	                  4.7 %	      86,056	59,524
   960 Microsoft *	      3.3 %	      94,894	41,640
1,720 Oracle Corp. *	      3.9 %	      40,658	49,988
2,080 Sun Microsystems	      4.6 %	      64,809	57,980
1,630 Vishay Intertac *	      1.9 %	      67,805	24,654
1,600 Xilinx *                5.8 %       68,661	73,800
	                       28.3 %      526,148     358,678

Construction
1,390 Quanta Services	     3.5 %	      52,167	44,741

Consumer Staples
   780 Jones New York	     2.0 %        24,165	25,106

Finance
1,050 Alliance Capital	     4.2 %	      52,268	53,156
   950 Bear Stearns	     3.8 %	      39,970	48,153
2,600 Dime Bankcorp.	     6.1 %	      48,178	76,863
   790 T. Rowe Price	     2.6 %	      28,905	33,390
	                      16.7 %	     169,321	211,562

Industrial Products
3,940 Sensormatic Elec*	     6.2 %	      65,101	 79,046

Medical
  980 Biogen *	           4.6 %	     $76,647	$58,861
  510 Cytyc *	           2.5 %	      31,824	 31,907
3,985 Ivax Corp.	          12.0 %	       3,168      152,626
	                      19.1 %	     181,639	243,394

Oil
2,500 Global Marine *	    5.6 %	      47,479	70,938
   550 UltramarDiamondSham. 1.3 %	      13,519	16,981
	                      6.9 %	      60,998	87,919

Retail
1,900 Bergen Brunswig	   2.4 %	      25,201	30,077

Transportation
  500 Tidewater	         1.7 % 	      17,613	22,188

Utilities
1,890 GlobalCrossingLtd.*  2.1 %	      68,821	27,050
	                    _____	   _________   _________
TOTAL COMMON STOCK	  88.9 %	   1,191,174   1,129,761

INDEXED SECURITIES
  640 MidCap SPDR Trust	   4.8 %	      53,368	60,400
  520 Nasdaq100Dep.Trust*  2.4 %	      50,604	30,354
  380 S&P 500 SPYDR	   3.9 %	      55,201	49,850

TOTAL INDEXED SECURITIES  11.1 %	     159,173     140,604
	                   ______	____________  ____________
TOTAL INVESTMENTS IN
SECURITIES	              100 %	$1,350,347	   $ 1,270,365

*Non-income producing security.
The accompanying notes are an integral part of these financial statements.


Manor Investment Funds, Inc.
BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2000

US GOVERNEMENT
OBLIGATIONS			Percentage
				Of  Market
                        Value  	Face Amount	  Cost    MarketValue

U.S. Treasury Notes
5.25 %; due 5/31/01	16.7 %     $130,000   $128,378    $129,716
5.50 %; due 7/31/01	12.9 %	100,000	99,719	99,875
5.25 %; due 5/15/04	3.9 %	       30,000	29,568	30,084
6.0 %; due 8/15/04	13.3 %	100,000	99,438	102,813
5.875 %; due 11/15/05	13.3 %	100,000	99,234	103,406
5.625 %; due 2/15/06	13.2 %	100,000	100,391	102,313
5.50 %; due 5/15/09	13.2 %	100,000	91,844	102,031
6.0 %; due 8/15/09	13.6 %	100,000	97,484	105,500
Total U.S. Treasury
Notes	                 100.0 %      760,000    746,056	775,738

TOTAL U.S. GOVERNMENT
OBLIGATIONS	           100.0 %	760,000    745,056	775,738

TOTAL INVESTMENTS IN
SECURITIES	           100.0 %     $760,000   $746,056     $775,738

The accompanying notes are an integral part of these financial statements.



Manor Investment Funds, Inc.
MANOR FUND
STATEMENT OF OPERATIONS
December 31, 2000

					Manor	     Growth	    Bond
Investment Income
    Dividends 	         $29,920	     $5,152	  $- 0 -
    Interest	           3,726	     13,010	  39,420
      Total Investment
      Income	          33,646	     18,162	  39,420

Expenses
    Advisory and
    management fees
          (Note 3)	   28,704	    16,419	  3,435
    Professional Fees	    7,540	     7,068	  1,189
    Custodian Fee  (Note 5) 1,203	     1,972	  1,052
     Other	                5,196	     - 0 -	  1,566
       Total expenses	   42,643	    25,459	  7,242

Net Investment (Loss)
Income	              (8,997)	    (7,297)	 32,178

Realized and Unrealized
Gain (Loss) on Investments
(Note 4)
    Net realized gain
   (loss)on investments	     112	  (151,266)	    219
   Net change in unrealized
   appreciation/depreciation
   on  investments	( 209,151)	  (201,015)	  33,781
   Net realized and
   unrealized (loss)
   gain on investments	 (209,039)	  (352,281)	  34,000
	                 ___________	___________	 ________
Net (Decrease) Increase
in Net Assets Resulting
from Operations	      $(218,036)	$(359,578)	 $66,178

The accompanying notes are an integral part of these financial statements



Manor Investment Funds, Inc.
STATEMENT OF CHANGES IN NET ASSETS
December 31, 2000
								Manor
						 2000	             1999
(Decrease) Increase in Net Assets
from Operations
   Net investment (loss) income	$(8,997)	    $13,285
   Net realized gain (loss) on
   investments	                     112	    (43,704)
   Net change in unrealized
   appreciation/ depreciation
   on investments	                 (209,151)	    332,315
   Net (decrease) increase in
   net assets resulting from
   operations	                 (218,036)	    301,896

Distributions to Shareholders from
   Net investment incom             - 0 -           (12,479)

Capital Share Transactions
   Proceeds from shares sold	      385,201	   1,124,969
   Proceeds from reinvestment of
   distributions	                  - 0 -	            12,479
   Payment for shares redeemed     (553,698)	  (1,123,225)
  Net (decrease) increase in net
  assets from capital share
  transactions	                 (168,497)	      14,223
	                            __________	  ___________
Total (Decrease) Increase
in Net Assets	                 (386,533)	     303,640

Net Assets
   Beginning of year	          2,955,966	   2,652,326
   End of year	               $2,569,433	  $2,955,966

Transactions in Shares of Fund
   Sold	                         22,503	      68,784
   Issued in reinvestment of
   distributions	                   - 0 -	         737
   Redeemed	                        (32,496)	    ( 68,003)
   Net (decrease) in shares
   of the Fund	                   (9,993)	       1,518
The accompanying notes are an integral part of these financial statements.



Manor Investment Funds, Inc.
STATEMENT OF CHANGES IN NET ASSETS
For the  Year Ended December 31, 2000
and Six Months Ended December 31, 1999

	                            	Growth		     Bond
	                              2000     1999	  2000	1999
(Decrease) Increase in Net
Assets from Operations
   Net investment (loss) income  $(7,297)	   $26	$32,178	$4,648
   Net realized gain (loss) on
   investments	               151,266) (3,668)	    219	- 0 -
   Net change in unrealized
   appreciation/
   depreciation  on investments (201,015) 121,309	 33,781     (3,524)
   Net (decrease) increase in net
   assets resulting from
   operations		        (359,578) 117,667      66,178	 1,124

Distributions to Shareholders from
   Net investment income	   - 0 -	 - 0 -	(31,019)	(4,407)
   Net realized gain	         - 0 -     - 0 -	   (219)	 - 0 -
     Total Distributions	   - 0 -     - 0 -	(31,238)	(4,407)

Capital Share Transactions
   Proceeds from shares sold	 894,181  1,030,745	 504,253	456,567
   Proceeds from reinvestment of
    distributions			  - 0 -	- 0 -	        31,238	  4,407
   Payment for shares redeemed(143,638) (10,960)      (194,741)   (30,272)
  Net increase in net assets
    from capital  share
    transactions               750,543  1,019,785	 340,750   430,702
	                       __________ __________	__________	________
Total Increase in  Net Assets  390,965  1,137,452	 375,690	427,419
Net Assets
   Beginning of year	     1,137,452   - 0 -	       427,419	 - 0 -
   End of year	          $1,528,417 $1,137,452	$803,109	$427,419

Transactions in Shares of Fund
   Sold	                   77,206	 98,159	 49,988	45,768
   Issued in reinvestment of
   distributions	             - 0 -	 - 0 -	  2,895	   445
   Redeemed	                 (11,944)    ( 1,136)     (18,788)	(3,037)
   Net in shares of the Fund  63,262	97,023     34,095	      43,176

The accompanying notes are an integral part of these financial statements.



Manor Investment Funds, Inc.
MANOR FUND
FINANCIAL HIGHLIGHTS
December 31, 2000
									Year Ending
Manor Fund					2000	 1999	   1998	  1997	1996
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning         $17.08  $15.46  $13.77	 $11.13	$9.97
Net Investment Income (Loss)        (0.06)   0.07    0.03       0.06	 0.07
Net Realized & Unrealized Gain(Loss)(1.26)   1.62    1.88       2.90	 1.16
   Total  from Operations	      (1.32)   1.69    1.91	    2.96	 1.23

Dividend from:
Net investment income	            - 0 -	  (0.07)  (0.03)	   (0.06)	(0.07)
Net realized gains	            - 0 -	   - 0 -  (0.19)	   (0.26)    - 0 -
        Total Distributions	      - 0 -	  (0.07)  (0.22)	   (0.32)	(0.07)
Net Increase (Decrease) in
Net Asset Value	                 (1.32)	   1.62    1.69	    2.64	 1.16

Net Asset Value, ending	          $15.76   $17.08   $15.46     $13.77   $11.13

Total Investment Return	           -7.73 %  10.95 %  13.65 %   25.52 %  11.98 %

RATIOS / SUPPLEMENTAL DATA:
Net assets, end of year (000's)  $2,569   $2,956    $2,659	  $1,499	$395
Ratio of expenses to average
 net assets	                      1.50 %    1.50%    1.50 %    1.42 %	1.50 %
Ratio of Net Investment Income
to Average Assets	               -0.32 %	  0.44%    0.22 %	   0.50 %	0.67 %

Portfolio Turnover rate	         17.0  %    19.0 %  23.0  %    27.0 %  15.0  %

The accompanying notes are an integral part of these financial statements.


				  Manor Investment Funds, Inc.
GROWTH  FUND
FINANCIAL HIGHLIGHTS
December 31, 2000

Year Ending					6/30/99 to 		2000
Growth Fund					12/31/99
PER SHARE OPERATING PERFORMANCE:  (1)
Net Asset Value, beginning		$  11.72	$  10.00
Net Investment Income (loss)		  (0.05)		-
Net Realized & Unrealized Gain(loss)  (2.13)	    1.72
   Total  from Operations	        (2.18)	    1.72

Dividends from:
Net investment income			  - 0 -	   - 0 -
Net realized gains	              - 0 - 	   - 0 -


Net Asset Value, ending		   $    9.54	$  11.72
(1) Selected data based on weighted
average shares outstanding.
Total Investment Return	             -18.6 %	   17.2%

RATIOS / SUPPLEMENTAL DATA:	(2)
Net assets, end of year (000's)    $ 1,528	$ 1,137
Ratio of expenses to average
net assets	                         1.52 %	  1.49 %
Ratio of Net Investment Income
 to Average Assets	            -0.44 %	  0.01 %

Portfolio Turnover rate (annualized)16.0 %	  4.0 %
(2)AnnualizedThe accompanying notes are an integral part of these financial statements.



Manor Investment Funds, Inc.
BOND  FUND
FINANCIAL HIGHLIGHTS
December 31, 2000

Year Ending					6/30/99 to 		2000
Bond  Fund		 			12/31/99
PER SHARE OPERATING PERFORMANCE:  (1)
Net Asset Value, beginning		$   9.90	   $   10.00
Net Investment Income (loss)		    0.46	        0.18
Net Realized & Unrealized Gain(loss)    0.47	       (0.11)
   Total from Operations	          0.93	         .07

Dividends from:
Net investment income	              (0.44)	      (0.17)
Net realized gains	     		  - 0 - 	       - 0 -
	   					  (0.44)	     ( 0.17)

Net Asset Value, ending	            $ 10.39	     $ 9.90

(1)Selected data based on weighted
average shares outstanding.

Total Investment Return	              9.5 %	       0.7 %

RATIOS / SUPPLEMENTAL DATA:	(2)
Net assets, end of year (000's)	$  803	    $  427
Ratio of expenses to average
net assets	                          1.00 %	       1.00 %
Ratio of Net Investment Income to
Average Assets	                    4.45 %	       3.58 %

Portfolio Turnover rate	            - 0 -	             - 0 -
(2)AnnualizedThe accompanying notes are an integral part of these financial statements.





MANOR INVESTMENT FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 2000

Note 1-Organization

Incorporated in Pennsylvania on September 13, 1995,
Manor Investment Funds, Inc. (the Company) was in the initial stages of development until January 27, 1996 when it began to sell shares of its stock to the public. The
Company is an open-end, non-diversified management investment company, registered under the Investment
Company Act of 1940.  Manor Fund, Growth Fund, and Bond
Fund (collectively referred to as the Funds) presently constitute Manor Investment Funds, Inc. The primary investment objectives of each of these Funds follows:

Manor Fund-Conservative capital appreciation and current income, investing primarily in common stock of large corporations in the United States.

Growth Fund-Long-term capital appreciation, investing primarily in common stock of
U.S. Corporations.

Bond Fund-Intermediate-term fixed income, investing primarily in U.S. Government obligations.

Note 2-Significant Accounting Policies

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies:

Security Valuation and Accounting-Investments in securities traded on a national securities exchange
(or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.

The Funds follows industry practice and record security transactions on the trade date.

Cash-Cash consists of checking and money market accounts with the custodian. As financial instruments, such accounts potentially subject the Fund to concentration of credit risk. The carrying value of these accounts approximates market value due to their short-term nature.

Federal Income Taxes-The Funds intend to continue to comply with the requirements of the Internal Revenue
Code applicable to regulated investment companies and to distribute substantially all of its taxable income.
Accordingly, no provision for federal income taxes is required in the financial statements.

Each Fund generally pays, or intends to pay dividends from net investment income and distribute net capital gains that it realizes. Distributions to shareholders are recorded on the ex-dividend date.

Realized Gains and Losses on Investment Transactions-
Gains or losses realized on investment transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Accounting Estimates-Preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures.
Accordingly, actual results could differ from those estimates.

Other-Interest income is recognized on the accrual basis. When applicable, discounts on short-term U. S.
government obligations are accreted over the life of the obligation.

Certain reclassifications have been made to the financial statements for 1996 through 1999 to conform with current period presentation.

As mutual funds, the Funds' investments are subject to stock market risk, bond market risk and inflation risk.
Manor Fund and Growth Fund will have higher exposure to stock market risk because of their significant investments in stocks. Bond Fund will have higher exposure to bond market risk and inflation risk because of its significant investments in U. S. Treasury Notes.

Note 3-Related Party Transactions

Daniel A. Morris, President of Manor Investment Funds,
Inc., is also the sole shareholder, officer and director of Morris Capital Advisors, Inc. (Morris). Mr. Morris
(and his wife) and other directors, own shares in the Funds. Each of the Funds has an investment management and advisory services agreement (the Agreement) with Morris.

Monthly, the Funds pay Morris a fee equivalent to one percent per annum of the daily average net assets of the Manor and Growth Funds. (.5 percent for the Bond Fund).
Each of the Funds bears expenses necessary and incidental to the conduct of its business.

The Agreements must be approved annually by a majority vote of the Funds' non-interested Board of Directors.

Note 4-Investment Transactions

Purchases of investment securities for Manor, Growth and Bond aggregated $438,669, $807,245 and $587,406, respectively in 2000; sales aggregated $697,767 and $253,266 for Manor and Growth, respectively.

For income tax purposes, Manor Fund has a capital loss
carryover  of $43,592 realized in 1999.  Growth Fund
capital losses of $3,668 and  $151,266 were realized in
1999 and 2000, respectively.   Such losses will be
carried forward to offset future realized capital gains. If not used, they will expire in 2007 and 2008.

Each Fund portfolio consists of securities that have risen in value since their purchase (called unrealized gain), or securities that have fallen in value
(unrealized loss) since their purchase.  At December
31, 2000, net unrealized appreciation and depreciation of investment securities for financial reporting and federal income tax reporting were as follows:

Manor Fund-Net unrealized appreciation of $479,313 consisted of unrealized gains of $594,627 and unrealized losses of $115,314.

Growth Fund-Net unrealized depreciation of $79,982 consisted of unrealized gains of $194,540 and unrealized losses of $274,522.

Bond Fund-Net unrealized appreciation of $29,682 consisted substantially of unrealized gains on U. S.
Government obligations.

Note 5-Custody Agreement

Under an agreement, The First National Bank of Chester
County (FNB) acts as the custodian for each of the Funds.
FNB's fees are charged in accordance with its standard rates for such services, payable monthly.



Independent Auditor's Report

To the Shareholders and
Board of Directors
Manor Investment Funds, Inc.

In planning and performing my audit of the financial statements and financial highlights of Manor Investment
Funds, Inc. (the Company), for the year ended December
31, 2000, I consider its internal control, including control activities for safeguarding securities. I did so to determine my auditing procedures for the purpose of expressing my opinion on the financial statements, and to comply with the requirements of Form NSAR, not to provide assurance on internal control.

The management of the Company is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include the safeguarding of assets against unauthorized acquisition, use, or disposition.

Because of inherent limitations in internal control, error or fraud may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

My consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses, under standards established by the American Institute of Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control components does not reduce to a relatively low level the risk that misstatements caused error or fraud in amounts that would be material in relation to the financial statements being audited my occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, I noted no matters involving internal control and its operation, including controls for safeguarding securities, that I consider to be a material weakness as defined above as of December 31, 2000.

This report is intended solely for the information and use of management and the Board of Directors of the Company and the Securities and Exchange Comission.
Claude B. Granese, CPA
Spring House, Pennsylvania
January 24, 2000



CONSENT OF CERTIFIED PUBLIC ACCOUNTANT

I consent to the inclusion of my reports, dated January 19, 2000, on my audits of the financial statements of each of the three funds (Manor Fund, Manor Growth Fund and Manor Bond Fund) of Manor Investment Funds, Inc. (the Company), in the registration statement Form N-1A, Amendment Number 5 of the Company.
I also consent to the reference of my firm in such registration statement.


Claude B. Granese, CPA
Spring House, Pennsylvania
January 24,2001











                                      FORM N-1A

                                       PART C
                                  OTHER INFORMATION



            Item 24.       Financial Statements and Exhibits

               a.   Financial Statements - Financial highlights are
                 included in Part A and all other financial statements are presented in Part B.

                 Manor Investment Funds, Inc.
                    Statement of Net Assets as of December 31, 1999
                    Statement of Operations for the Year Ended December 31,1999 Statement of Changes in Net Assets for the Years Ended
 				  December 31, 1997, 1998 and 1999
                    Financial Highlights for the Years Ended December 31, 1995,
               			  1996, 1997, 1998 and 1999
                    Notes to Financial Statements

               b.   Exhibits
                 (a)    Registrant's Articles of Incorporation , Exhibit
                    1 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

                 (b)    Registrant's By-Laws; Exhibit 2 to Registrant's
                    Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

                 (c)    Voting Trust Agreement (None)

                 (d)    Stock Certificate; Exhibit 4 to Registrant's
                    Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

                 (e)    Investment Advisory Contract; Exhibit 5 to
                    Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

                 (f)    Underwriting Agreements (None)

                 (g)    Reimbursement Agreements with Officers and/or
                    Directors; Exhibit 7 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

                 (h)    Custodian Agreement; with First National Bank of
                    West Chester; Exhibit 8 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

                 (i)    Other Contracts (None)

                 (j)  Opinion of Counsel Concerning Fund Securities;
                    Exhibit 10 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

                 (k)  Consent of Claude B. Granese, CPA

                 (l)  Other Financial Statements (None)

                 (13)  Powers of Attorney (None)

                 (14)  Initial Capital Arrangement Agreements (None)

                 (15)  Code of Ethics; Exhibit 15 to Registrant's
                    Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

            2.    Control Persons
                 	   Mr. Daniel A. Morris is the sole owner, director and
                     officer of the Investment Adviser and is also president of the Fund. As of December 31, 1999 Mr.
                     Morris and his wife Anne own 8.7% of the outstanding shares of the Fund.

            3.    Number of Shareholders
                 	   There were 144 shareholders of the Manor Investment
		     Funds; Manor Fund as of December 31, 1999.  There were 53
                     shareholders of the Growth Fund as of December 31, 1999.
		     There were 26 shareholders of the Bond Fund as of December 31, 1999.

            4.    Indemnification
                 	   The registrant has been advised that, in the opinion of
                     the Securities and Exchange Commission,
                     indemnification for liability arising under the Securities Act of 1933 for directors, officers and controlling persons of the registrant is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
                     (other than the payment by the registrant of expenses paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

            5.    Activities of Investment Adviser
                     The activity of Morris Capital Advisors, Inc., at the present time is performance of the Investment
                     Advisory Contract with the Manor Investment Funds and for individual and corporate clients on an individual account basis.

            6.    Principal Underwriter
                 	   The Fund acts as its own underwriter.

            7.    Location of Accounts & Records
                 	   All Fund records are held in corporate headquarters, 15
                     Chester Commons, Malvern, PA 19355.

            8.    Management Services
                 	   Not Applicable.

            9.    Distribution Expenses
                 	   The Fund currently bears no distribution expenses.

            10.  Undertakings
                 	   None.

























            CONSENT OF CERTIFIED PUBLIC ACCOUNTANT

            I consent to the inclusion of my report, dated January 15, 1999 on my audit of the financial statements of Manor Investment Funds, Inc. (the Fund), in the registration statement Form N-1A, Amendment Number 7 of the Fund. I also consent to the reference of my firm in such registration statement.



            Claude B. Granese, CPA

            Spring House, Pennsylvania
            January 15, 1999











































   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Manor Investment Funds, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Malvern, Pennsylvania, on the 31st day March.

                                          Manor Investment Funds, Inc.


                                       By: _________________________________
						        Daniel A. Morris, President

            Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

            Signature            		Title                   Date


            __________________________  	President, Chief        4/30/99
            Daniel A. Morris          	Executive Officer
				            	and Director

            __________________________  	Secretary               4/30/99
            Bruce Laverty

            __________________________  	Director                4/30/99
            James McFadden

            __________________________  	Director                4/30/99
            Edward Erlichman

            __________________________    Director                4/30/99
            Richard A. Kund, Jr.

            __________________________	Director                4/30/99
            Fred Myers

            __________________________	Director                4/30/99
            Alan Weintraub












                                    EXHIBIT INDEX


            (1)    Registrant's Articles of Incorporation  *

            (2)    Registrant's By-Laws  *

            (3)    Voting Trust Agreement (None)

            (4)    Stock Certificate  *

            (5)    Investment Advisory Contract  *

            (6)    Underwriting Agreements (None)

            (7)    Reimbursement Agreements with Officers and/or Directors  *

            (8)    Custodian Agreement  *

            (9)    Other Contracts (None)

           (10)    Opinion of Counsel Concerning Fund Securities  *

           (11)    Consent of Claude B. Granese, CPA

           (12)    Other Financial Statements (None)

           (13)    Powers of Attorney (None)

           (14)    Initial Capital Arrangement Agreements (None)

           (15)    Code of Ethics  *



            	 *  Incorporated by reference.